Schedule of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Income (Loss) before income taxes	$ (1,485)	$ (1,479)
Expected recovery of income taxes based on	(394)	(392)
Lower rate on manufacturing profits	(9)	(9)
Other permanent differences	246	206
Deferred tax benefit not recognized	157	(484)
Income tax recovery		$ (679)